AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 54.9%
Communications Equipment – 2.6%
Arista Networks, Inc.(a)	160,726	$31,452,471
Ciena Corp.(a)	38,970	14,917,716
Lumentum Holdings, Inc.(a)	38,446	35,168,863

		81,539,050

Electronic Equipment, Instruments & Components – 2.3%
CDW Corp./DE	148,809	22,556,468
Littelfuse, Inc.	59,419	24,491,324
Murata Manufacturing Co., Ltd.	612,800	27,594,131

		74,641,923

IT Services – 3.2%
Cloudflare, Inc. - Class A(a)	61,836	18,866,782
MongoDB, Inc.(a)	22,479	10,191,304
Quantinuum, Inc. - Class A(a) (b)	303,703	15,215,520
Shopify, Inc. - Class A(a)	176,739	26,046,027
Snowflake, Inc.(a)	95,528	31,660,845

		101,980,478

Semiconductors & Semiconductor Equipment – 29.4%
Advanced Micro Devices, Inc.(a)	130,211	61,292,922
Advanced Micro-Fabrication Equipment, Inc. China - Class A	433,465	23,350,868
Advantest Corp.	96,500	20,358,089
Analog Devices, Inc.	85,885	31,102,394
Applied Materials, Inc.	67,194	30,801,058
ARM Holdings PLC (ADR)(a)	95,389	23,075,553
ASML Holding NV (REG)	33,720	57,189,457
ASPEED Technology, Inc.(c)	29,500	14,939,711
Broadcom, Inc.	130,196	48,216,787
Cerebras Systems, Inc. - Class A(a)	40,734	7,504,832
Credo Technology Group Holding Ltd.(a)	35,779	8,092,852
Infineon Technologies AG	304,968	19,940,768
Intel Corp.(a)	377,309	33,772,929
Kioxia Holdings Corp.(a)	62,100	19,439,425
KLA Corp.	184,915	32,443,337
Lam Research Corp.	113,536	34,229,969
Lattice Semiconductor Corp.(a)	180,610	20,831,557
Marvell Technology, Inc.	86,175	18,239,800
MediaTek, Inc.	205,000	25,364,889
Microchip Technology, Inc.	216,272	15,885,178
Micron Technology, Inc.	26,592	25,494,548
Monolithic Power Systems, Inc.	21,435	27,174,650
NVIDIA Corp.	603,788	133,304,315
QUALCOMM, Inc.	187,886	32,030,805
Semtech Corp.(a)	163,282	21,709,975
SK hynix, Inc.	28,302	34,617,527
Taiwan Semiconductor Manufacturing Co., Ltd.	949,607	71,994,352
Teradyne, Inc.	41,213	14,417,544
Tokyo Electron Ltd.	51,300	18,130,636
Tower Semiconductor Ltd.(a)	72,436	14,853,002

		939,799,729

Software – 12.9%
Atlassian Corp. - Class A(a)	124,227	24,121,157
Crowdstrike Holdings, Inc. - Class A(a)	161,779	37,370,949
Datadog, Inc. - Class A(a)	141,306	33,495,174
Elastic NV(a)	95,080	9,275,054
Fortinet, Inc.(a)	96,745	16,536,623
HubSpot, Inc.(a)	38,817	10,145,211
Microsoft Corp.	184,009	93,345,926
Nebius Group NV(a) (b)	76,104	15,701,777
Palantir Technologies, Inc. - Class A(a)	172,856	32,216,901
Palo Alto Networks, Inc.(a)	90,036	34,405,457

Company	Shares	U.S. $ Value

SAP SE (Sponsored ADR)	108,890	$24,052,712
ServiceNow, Inc.(a)	206,493	30,558,899
Synopsys, Inc.(a)	53,221	23,395,419
Unity Software, Inc.(a)	355,696	14,974,802
Zoom Communications, Inc.(a)	149,372	14,441,285

		414,037,346

Technology Hardware, Storage & Peripherals – 4.5%
Dell Technologies, Inc. - Class C	37,074	16,906,115
Hewlett Packard Enterprise Co.	271,968	14,207,608
NetApp, Inc.	94,181	17,450,797
Samsung Electronics Co., Ltd.	211,951	40,265,425
Sandisk Corp.(a)	15,957	24,999,832
Seagate Technology Holdings PLC	37,845	31,350,041

		145,179,818

		1,757,178,344

Industrials – 18.0%
Aerospace & Defense – 5.7%
ATI, Inc.(a)	152,681	31,177,460
BAE Systems PLC	1,136,376	31,491,875
Howmet Aerospace, Inc.	86,941	21,296,198
Karman Holdings, Inc.(a)	323,537	13,410,609
L3Harris Technologies, Inc.	82,096	21,858,060
Rolls-Royce Holdings PLC	1,548,976	32,135,752
RTX Corp.	144,705	30,059,569

		181,429,523

Construction & Engineering – 0.9%
Quanta Services, Inc.	44,788	27,190,347

Electrical Equipment – 6.8%
ABB Ltd. (REG)	251,210	24,484,651
Bloom Energy Corp. - Class A(a)	135,630	27,980,469
Contemporary Amperex Technology Co., Ltd. - Class H(b)	276,900	21,175,558
Eaton Corp. PLC	71,714	28,820,422
Prysmian SpA	205,901	28,748,772
Rockwell Automation, Inc.	40,026	16,988,235
Schneider Electric SE	92,755	31,741,427
Siemens Energy AG	141,735	23,408,414
Vertiv Holdings Co. - Class A	57,323	14,830,606

		218,178,554

Machinery – 4.3%
Caterpillar, Inc.	57,814	46,104,931
Daifuku Co., Ltd.	63,100	2,293,324
Deere & Co.	51,946	34,019,955
Kongsberg Maritime AS(a)	467,116	2,867,765
PACCAR, Inc.	186,146	23,106,303
Parker-Hannifin Corp.	30,738	30,106,027

		138,498,305

Professional Services – 0.3%
Recruit Holdings Co., Ltd.	88,700	10,117,227

		575,413,956

Health Care – 10.2%
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc.(a)	29,356	15,984,929

Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	301,078	33,226,968
Boston Scientific Corp.(a)	476,293	23,004,952
Dexcom, Inc.(a)	362,927	33,048,133
Edwards Lifesciences Corp.(a)	229,506	20,827,669

		110,107,722

Life Sciences Tools & Services – 3.8%
Agilent Technologies, Inc.	155,415	23,865,527
Charles River Laboratories International, Inc.(a)	80,695	23,259,527
Lonza Group AG (REG)(a)	27,159	19,382,238
Repligen Corp.(a)	87,622	15,857,830
Sartorius Stedim Biotech	70,639	16,082,627

Company	Shares	U.S. $ Value

Thermo Fisher Scientific, Inc.	38,305	$23,638,015

		122,085,764

Pharmaceuticals – 2.4%
Eli Lilly & Co.	25,160	29,103,327
Merck & Co., Inc.	322,450	47,645,212

		76,748,539

		324,926,954

Communication Services – 6.8%
Diversified Telecommunication Services – 1.2%
Space Exploration Technologies Corp. - Class A(a) (b)	276,520	39,733,159

Entertainment – 3.2%
Liberty Media Corp.-Liberty Formula One - Class C(a)	292,725	29,257,864
Netflix, Inc.(a)	301,561	24,441,519
Spotify Technology SA(a)	59,481	32,335,061
Walt Disney Co. (The)	144,631	15,555,064

		101,589,508

Interactive Media & Services – 2.4%
Alphabet, Inc. - Class A	201,943	68,529,357
Pinterest, Inc. - Class A(a)	339,966	7,380,662

		75,910,019

		217,232,686

Consumer Discretionary – 6.3%
Automobiles – 0.7%
Tesla, Inc.(a)	65,283	24,020,880

Broadline Retail – 3.4%
Alibaba Group Holding Ltd. - Class H	1,630,500	23,752,516
Amazon.com, Inc.(a)	329,588	85,617,075

		109,369,591

Hotels, Restaurants & Leisure – 1.5%
Booking Holdings, Inc.	74,318	14,795,970
DoorDash, Inc. - Class A(a)	139,015	32,215,336

		47,011,306

Household Durables – 0.7%
Panasonic Holdings Corp.	746,600	21,028,879

		201,430,656

Materials – 1.2%
Metals & Mining – 1.2%
Freeport-McMoRan, Inc.	493,087	37,346,409

Energy – 0.9%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	468,267	29,758,368

Real Estate – 0.7%
Specialized REITs – 0.7%
Equinix, Inc.	22,524	23,576,321

Total Common Stocks (cost $2,681,351,059)		3,166,863,694

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(d) (e) (f) (cost $22,498,999)	22,498,999	22,498,999

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $2,703,850,058)		3,189,362,693

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(d) (e) (f) (cost $804,041)	804,041	804,041

U.S. $ Value

Total Investments – 99.7% (cost $2,704,654,099)(g)	$3,190,166,734
Other assets less liabilities – 0.3%	9,280,582

Net Assets – 100.0%	$3,199,447,316

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $543,547,998 and gross unrealized depreciation of investments was $58,035,363, resulting in net unrealized appreciation of $485,512,635.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Disruptors ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,166,863,694	$-0-	$-0-	$3,166,863,694
Short-Term Investments	22,498,999	-0-	-0-	22,498,999
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	804,041	-0-	-0-	804,041

Total Investments in Securities	3,190,166,734	-0-	-0-	3,190,166,734
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$3,190,166,734	$-0-	$-0-	$3,190,166,734

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19,837	$1,228,659	$1,225,997	$22,499	$1,557
AB Government Money Market Portfolio*	6,601	291,741	297,538	804	402
	$26,438	$1,520,400	$1,523,535	$23,303	$1,959

*	Investments of cash collateral for securities lending transactions.